Summary of Significant Accounting Policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Capitalized software for internal use | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	2 years 6 months
Capitalized software for internal use | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	7 years
Computer Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Computer Equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Leasehold Improvements [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Leasehold Improvements [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	10 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	7 years